FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period	$ 993	$ 828
Fair value change recorded in net income	22	14
Fair value change recorded in other comprehensive income	197	18
Additions	761	177
Disposals	(421)	(48)
Foreign currency translation and other	26	4
End of period	$ 1,578	$ 993